Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Columbia Funds Variable Series Trust II
Central Index Key	0001413032
Amendment Flag	false
Document Creation Date	Sep 24, 2012
Document Effective Date	Sep 24, 2012
Prospectus Date	May 1, 2012

Supplement — September 24, 2012 to the Prospectus listed below, as supplemented

Fund	Prospectus Dated
Columbia Variable Portfolio – Limited Duration Credit Fund	May 1, 2012

Effective December 1, 2012, the following changes are hereby made to the Fund’s prospectus as supplemented:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Limited Duration Credit Fund” section and the first paragraph under the caption “Principal Investment Strategies of the Fund” for the Fund in the “More Information About the Fund” section of the prospectus, is hereby deleted and replaced with the following information:

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund may invest up to 15% of its net assets in securities rated below investment grade (i.e., junk bonds). Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Limited Duration Credit Fund” section, is hereby revised to include the following information:

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	cfvst6_SupplementTextBlock

Supplement — September 24, 2012 to the Prospectus listed below, as supplemented

Fund	Prospectus Dated
Columbia Variable Portfolio – Limited Duration Credit Fund	May 1, 2012

Effective December 1, 2012, the following changes are hereby made to the Fund’s prospectus as supplemented:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Limited Duration Credit Fund” section and the first paragraph under the caption “Principal Investment Strategies of the Fund” for the Fund in the “More Information About the Fund” section of the prospectus, is hereby deleted and replaced with the following information:

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund may invest up to 15% of its net assets in securities rated below investment grade (i.e., junk bonds). Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Limited Duration Credit Fund” section, is hereby revised to include the following information:

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Columbia Variable Portfolio - Limited Duration Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst6_SupplementTextBlock

Supplement — September 24, 2012 to the Prospectus listed below, as supplemented

Fund	Prospectus Dated
Columbia Variable Portfolio – Limited Duration Credit Fund	May 1, 2012

Effective December 1, 2012, the following changes are hereby made to the Fund’s prospectus as supplemented:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Limited Duration Credit Fund” section and the first paragraph under the caption “Principal Investment Strategies of the Fund” for the Fund in the “More Information About the Fund” section of the prospectus, is hereby deleted and replaced with the following information:

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund may invest up to 15% of its net assets in securities rated below investment grade (i.e., junk bonds). Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Limited Duration Credit Fund” section, is hereby revised to include the following information:

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 24, 2012